Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventories consist of:

	December 31, 2023	December 31, 2022
Concentrate inventory	$21.3	$31.3
Stockpile ore	67.2	31.3
Heap leach inventory and in process	338.6	258.8
Doré and finished inventory	121.1	86.8
Materials and supplies	191.2	89.7
Total inventories	739.4	497.9
Less: current portion of inventories	(711.6)	(471.6)
Non-current portion inventories(1)	$27.8	$26.3
(1)Includes $20.5 million (2022 - $19.0 million) in supplies at the Escobal mine, which have been classified as non-current pending the restart of operations.